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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05550

The Alger American Fund
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York	10003
(Address of principal executive offices)	(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant's telephone number, including area code:	212-806-8800

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

ITEM 1.  Schedule of Investments.

THE ALGER AMERICAN FUND

ALGER AMERICAN LARGECAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2008

	SHARES	VALUE
COMMON STOCKS - 96.0%

AEROSPACE & DEFENSE-4.5%
BE Aerospace Inc.*	161,400	$2,554,962
Boeing Co.	76,750	4,401,613
General Dynamics Corp.	75,800	5,580,396
Lockheed Martin Corp.	38,000	4,167,460
		16,704,431
AIR FREIGHT & LOGISTICS-1.4%
United Parcel Service Inc.	84,600	5,320,494

BEVERAGES-7.2%
Coca-Cola Co.,/The	267,200	14,129,536
Hansen Natural Corp.*	83,900	2,537,975
PepsiCo Inc.	143,800	10,248,626
		26,916,137
BIOTECHNOLOGY-2.2%
Amgen Inc.*	39,400	2,335,238
Gilead Sciences Inc.*	128,400	5,852,472
		8,187,710
CAPITAL MARKETS-4.3%
AllianceBernstein Holding LP	57,900	2,142,879
BlackRock Inc.	21,500	4,181,750
Goldman Sachs Group Inc.,/The	27,800	3,558,400
Invesco Ltd.	122,600	2,572,148
Lazard Ltd.	85,100	3,638,876
		16,094,053
CHEMICALS-3.4%
EI Du Pont de Nemours & Co.	126,000	5,077,800
Monsanto Co.	58,200	5,760,636
Potash Corp., of Saskatchewan	14,600	1,927,346
		12,765,782
COMMUNICATIONS EQUIPMENT-5.3%
Cisco Systems Inc.*	442,850	9,990,696
Nokia OYJ#	150,000	2,797,500
Research In Motion Ltd.*	99,400	6,789,020
		19,577,216

COMPUTERS & PERIPHERALS-5.2%
Apple Inc.*	81,550	9,268,973
EMC Corp.*	334,700	4,003,012
Hewlett-Packard Co.	132,800	6,140,672
		19,412,657
DIVERSIFIED FINANCIAL SERVICES-5.0%
Bank of America Corp.	35,800	1,253,000
BM&F BOVESPA SA	469,490	2,068,828
CME Group Inc.	13,200	4,903,932
JPMorgan Chase & Co.	106,300	4,964,210
NYSE Euronext	139,100	5,449,938
		18,639,908
ELECTRICAL EQUIPMENT-.9%
JA Solar Holdings Co., Ltd.*#	169,700	1,795,426
Vestas Wind Systems*	18,600	1,619,893
		3,415,319
ENERGY EQUIPMENT & SERVICES-5.8%
National Oilwell Varco Inc.*	42,700	2,144,821
Schlumberger Ltd.	170,950	13,349,486
Transocean Inc.*	55,800	6,129,072
		21,623,379
FOOD & STAPLES RETAILING-2.5%
Walgreen Co.	208,300	6,448,968
Whole Foods Market Inc.	142,800	2,860,284
		9,309,252
HEALTH CARE EQUIPMENT & SUPPLIES-3.0%
Boston Scientific Corp.*	298,400	3,661,368
Hologic Inc.*	179,500	3,469,735
Inverness Medical Innovations Inc.*	69,800	2,094,000
Zimmer Holdings Inc.*	31,000	2,001,360
		11,226,463
HEALTH CARE PROVIDERS & SERVICES-.6%
UnitedHealth Group Inc.	81,300	2,064,206

HOTELS RESTAURANTS & LEISURE-1.4%
Starbucks Corp.*	342,400	5,091,487

HOUSEHOLD DURABLES-1.2%
Garmin Ltd.*	52,800	1,792,032
Sony Corp.#	91,800	2,833,866
		4,625,898
HOUSEHOLD PRODUCTS-1.2%
Procter & Gamble Co.	66,650	4,644,839

INDUSTRIAL CONGLOMERATES-2.4%
General Electric Co.	115,400	2,942,700
McDermott International Inc.*	231,800	5,922,490
		8,865,190
INTERNET & CATALOG RETAIL-1.2%
Amazon.com Inc.*	60,000	4,365,600

INTERNET SOFTWARE & SERVICES-5.5%
eBay Inc.*	343,400	7,685,292
Google Inc.*	32,050	12,836,666
		20,521,958
IT SERVICES-2.9%
Cognizant Technology Solutions Corp.*	239,700	5,472,351
Mastercard Inc.	31,100	5,514,963
		10,987,314
MACHINERY-1.4%
Deere & Co.	106,200	5,256,900

MEDIA-4.3%
Focus Media Holding Ltd.#	68,100	1,941,531
Regal Entertainment Group	260,400	4,109,112
Scripps Networks Interactive Inc.	138,800	5,039,828
Viacom Inc.*	193,700	4,811,508
		15,901,979
METALS & MINING-2.3%
Freeport-McMoRan Copper & Gold Inc.	88,573	5,035,375
Yamana Gold Inc.	411,600	3,428,628
		8,464,003
OIL GAS & CONSUMABLE FUELS-5.5%
ConocoPhillips	71,700	5,252,025
Devon Energy Corp.	64,800	5,909,760
Hess Corp.	35,100	2,881,008
Massey Energy Co.	59,000	2,104,530
Petroleo Brasileiro SA#	97,200	4,271,940
Uranium One Inc.*	25	54
		20,419,317
PHARMACEUTICALS-1.9%
Abbott Laboratories	57,700	3,322,366
Merck & Co., Inc.	124,400	3,926,064
		7,248,430

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-2.5%
Broadcom Corp.*	80,800	1,505,304
Intel Corp.	226,855	4,248,994
MEMC Electronic Materials Inc.*	130,300	3,682,278
		9,436,576
SOFTWARE-6.5%
Microsoft Corp.	715,811	19,104,996
Nintendo Co., Ltd.#	101,025	5,162,347
		24,267,343
SPECIALTY RETAIL-1.2%
Abercrombie & Fitch Co.	46,600	1,838,370
GameStop Corp.*	74,200	2,538,382
		4,376,752
TOBACCO-3.3%
Altria Group Inc.	280,550	5,566,112
Philip Morris International Inc.	138,350	6,654,635
		12,220,747
Total Common Stocks
(Cost $436,134,599)		357,951,340

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS - 4.0%

TIME DEPOSITS
Branch Bank & Trust Grand Cayman, 3.62%, 10/1/08
(Cost $14,792,403)	$14,792,403	14,792,403

Total Investments
(Cost $450,927,002)(a)	100.0%	372,743,743
Other Assets in Excess of Liabilities	0.0	46,208
Net Assets	100.0%	$372,789,951

*	Non-income producing security.
#	American Depositary Trust
(a)

At September 30, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $450,927,002 amounted to $78,183,259 which consisted of aggregate gross unrealized appreciation of $4,615,877 and aggregate gross unrealized depreciation of $82,799,136.

See Notes to Financial Statements.

THE ALGER AMERICAN FUND

ALGER AMERICAN SMALLCAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2008

	SHARES	VALUE
COMMON STOCKS-97.6%

AEROSPACE & DEFENSE-1.5%
BE Aerospace Inc.*	159,400	$2,523,302
Esterline Technologies Corp.*	95,150	3,766,989
		6,290,291
AIRLINES-.3%
Airtran Holdings Inc.*	591,150	1,436,495

BEVERAGES-1.0%
Central European Distribution Corp.*	96,300	4,372,983

BIOTECHNOLOGY-7.2%
Acorda Therapeutics Inc.*	85,700	2,043,945
Alexion Pharmaceuticals Inc.*	109,800	4,315,140
Cepheid Inc.*	104,800	1,449,384
Cubist Pharmaceuticals Inc.*	205,100	4,559,373
InterMune Inc.*	203,600	3,483,596
Myriad Genetics Inc.*	54,600	3,542,448
OSI Pharmaceuticals Inc.*	69,500	3,425,655
Savient Pharmaceuticals Inc.*	164,900	2,458,659
United Therapeutics Corp.*	45,800	4,816,786
		30,094,986
CAPITAL MARKETS-1.7%
Greenhill & Co., Inc.	30,300	2,234,625
Investment Technology Group Inc.*	70,900	2,157,487
Lazard Ltd.	67,300	2,877,748
		7,269,860
COMMERCIAL BANKS-.9%
Signature Bank*	109,600	3,822,848

COMMERCIAL SERVICES & SUPPLIES-2.9%
EnergySolutions Inc.	267,400	2,674,000
Geo Group Inc.*	259,500	5,244,495
Waste Connections Inc.*	128,300	4,400,690
		12,319,185
COMMUNICATIONS EQUIPMENT-3.5%
Foundry Networks Inc.*	128,700	2,343,627
Nice Systems Ltd.*#	211,300	5,755,812
Polycom Inc.*	203,950	4,717,364
Sonus Networks Inc.*	698,800	2,012,544
		14,829,347
COMPUTERS & PERIPHERALS-.9%
Synaptics Inc.*	122,556	3,703,642

CONSTRUCTION & ENGINEERING-2.1%
Aecom Technology Corp.*	205,400	5,019,976
URS Corp.*	108,000	3,960,360
		8,980,336
CONTAINERS & PACKAGING-1.4%
Silgan Holdings Inc.	117,600	6,008,184

DISTRIBUTORS-1.3%
LKQ Corp.*	315,320	5,350,980

DIVERSIFIED CONSUMER SERVICES-1.4%
Corinthian Colleges Inc.*	389,400	5,841,000

DIVERSIFIED TELECOMMUNICATION SERVICES-.4%
Cincinnati Bell Inc.*	525,600	1,624,104

ELECTRIC UTILITIES-1.5%
ITC Holdings Corp.	116,800	6,046,736

ELECTRICAL EQUIPMENT-.7%
JA Solar Holdings Co., Ltd.*#	274,900	2,908,442

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS-1.0%
Mellanox Technologies Ltd.*	393,500	4,064,855

ENERGY EQUIPMENT & SERVICES-4.0%
Bristow Group Inc.*	21,000	710,640
Cal Dive International Inc.*	284,637	3,017,152
Dril-Quip Inc.*	105,495	4,577,428
IHS Inc.*	95,800	4,563,912
T-3 Energy Services Inc.*	101,700	3,775,104
		16,644,236
FOOD PRODUCTS-1.0%
Hain Celestial Group Inc.*	151,150	4,161,160

HEALTH CARE EQUIPMENT & SUPPLIES-6.2%
ev3 Inc.*	239,500	2,404,580
Hologic Inc.*	154,300	2,982,619
Insulet Corp.*	162,300	2,259,216
Inverness Medical Innovations Inc.*	80,800	2,424,000
Masimo Corp.*	99,500	3,701,400
Meridian Bioscience Inc.	204,600	5,941,584
Thoratec Corp.*	234,000	6,142,500
		25,855,899
HEALTH CARE PROVIDERS & SERVICES-2.6%
Gentiva Health Services Inc.*	223,300	6,015,702
Tenet Healthcare Corp.*	853,900	4,739,145
		10,754,847

HOTELS RESTAURANTS & LEISURE-3.9%
Bally Technologies Inc.*	174,800	5,292,944
Life Time Fitness Inc.*	168,250	5,261,178
McCormick & Schmick’s Seafood Restaurants Inc.*	218,750	2,130,625
WMS Industries Inc.*	128,300	3,922,131
		16,606,878
HOUSEHOLD DURABLES-1.1%
Tupperware Brands Corp.	163,700	4,523,031

INSURANCE-1.1%
First Mercury Financial Corp.*	319,100	4,547,175

INTERNET & CATALOG RETAIL-.8%
priceline.com Inc.*	46,600	3,188,838

INTERNET SOFTWARE & SERVICES-4.6%
GSI Commerce Inc.*	425,500	6,586,740
Interwoven Inc.*	341,500	4,821,980
Omniture Inc.*	142,100	2,608,956
VistaPrint Ltd.*	165,900	5,448,156
		19,465,832
IT SERVICES-4.7%
NeuStar Inc.*	158,200	3,146,598
SI International Inc.*	177,650	5,338,383
TeleTech Holdings Inc.*	311,400	3,873,816
VeriFone Holdings Inc.*	202,400	3,347,696
Wright Express Corp.*	142,500	4,253,625
		19,960,118
LIFE SCIENCES TOOLS & SERVICES-4.4%
Bruker Corp.*	224,500	2,992,585
Icon PLC*#	142,600	5,454,450
Illumina Inc.*	124,700	5,054,091
Parexel International Corp.*	181,300	5,196,058
		18,697,184
MACHINERY-5.3%
Actuant Corp.	198,300	5,005,092
Bucyrus International Inc.	94,600	4,226,728
Clarcor Inc.	124,600	4,728,570
RBC Bearings Inc.*	156,000	5,255,640
Titan Machinery Inc.*	155,600	3,238,036
		22,454,066
METALS & MINING-.7%
Thompson Creek Metals Co., Inc.*	327,900	3,118,329

OIL GAS & CONSUMABLE FUELS-6.1%
Carrizo Oil & Gas Inc.*	102,050	3,701,354
Comstock Resources Inc.*	63,800	3,193,190
Concho Resources Inc.*	194,630	5,373,734
International Coal Group Inc.*	545,100	3,401,424
Mariner Energy Inc.*	207,700	4,257,850
Petrobank Energy & Resources Ltd.*	130,550	4,954,564
Uranium One Inc.*	390,300	844,328
		25,726,444
PHARMACEUTICALS-.9%
Auxilium Pharmaceuticals Inc.*	51,100	1,655,640
Optimer Pharmaceuticals Inc.*	164,200	1,305,390
Par Pharmaceutical Cos., Inc.*	78,600	965,994
		3,927,024
PROFESSIONAL SERVICES-1.4%
FTI Consulting Inc.*	82,350	5,948,964

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-4.7%
Atheros Communications Inc.*	190,300	4,487,274
Cavium Networks Inc.*	143,900	2,026,112
Microsemi Corp.*	227,800	5,804,344
ON Semiconductor Corp.*	620,900	4,197,284
Tessera Technologies Inc.*	195,900	3,201,006
		19,716,020
SOFTWARE-7.7%
Ansys Inc.*	126,500	4,790,555
Concur Technologies Inc.*	114,100	4,365,465
Informatica Corp.*	294,600	3,826,854
Solera Holdings Inc.*	181,200	5,204,064
Synchronoss Technologies Inc.*	174,100	1,638,281
Taleo Corp.*	275,600	5,481,684
THQ Inc.*	289,700	3,487,987
TIBCO Software Inc.*	485,400	3,553,128
		32,348,018
SPECIALTY RETAIL-1.5%
AnnTaylor Stores Corp.*	155,600	3,211,584
Bebe Stores Inc.	331,300	3,236,801
		6,448,385
TEXTILES APPAREL & LUXURY GOODS-3.1%
Deckers Outdoor Corp.*	47,600	4,954,207
Iconix Brand Group Inc.*	324,000	4,237,920
Phillips-Van Heusen Corp.	99,650	3,777,732
		12,969,859
THRIFTS & MORTGAGE FINANCE-.9%
Brookline Bancorp Inc.	293,500	3,753,865

WIRELESS TELECOMMUNICATION SERVICES-1.2%
SBA Communications Corp.*	196,350	5,079,575

Total Common Stocks (Cost $433,336,110)		410,860,021

PURCHASE AGREEMENTS-.1%

OIL & GAS EXPLORATION & PRODUCTION	16,100	422,295
Concho Resources Inc.*(b) (Cost $484,771)

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS-2.1%

TIME DEPOSITS
Branch Bank & Trust Grand Cayman, 3.62%, 10/1/08 (Cost $8,889,432)	$8,889,432	8,889,432

Total Investments (Cost $442,710,313)(a)	99.8%	420,171,748
Other Assets in Excess of Liabilities	0.2	642,668
Net Assets	100.0%	$420,814,416

*	Non-income producing securities.
#	American Depositary Receipts.
(a)

At September 30, 2008, the net unrealized deppreciation on investments, based on cost for federal income tax purposes of $442,710,313 amounted to $22,538,565 which consisted of aggregate gross unrealized appreciation of $49,993,904 and aggregate gross unrealized depreciation of $72,532,469.

(b)	Resale of the security is restricted. Security was acquired on 6/4/08 for a cost of $484,771.

See Notes to Financial Statements.

THE ALGER AMERICAN FUND

ALGER AMERICAN INCOME AND GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2008

	SHARES	VALUE
COMMON STOCKS - 96.2%

AEROSPACE & DEFENSE - 4.3%
Boeing Co.	12,750	$731,212
General Dynamics Corp.	6,300	463,806
Lockheed Martin Corp.	5,150	564,800
		1,759,818
AIR FREIGHT & LOGISTICS - 1.7%
FedEx Corp.	5,000	395,200
United Parcel Service Inc., Cl. B	4,550	286,149
		681,349
BEVERAGES - 6.1%
Coca-Cola Co.,/The	23,800	1,258,544
Hansen Natural Corp.*	8,150	246,537
PepsiCo Inc.	14,000	997,780
		2,502,861
BIOTECHNOLOGY - 1.4%
Genentech Inc.*	4,700	416,796
Gilead Sciences Inc.*	3,700	168,646
		585,442
CAPITAL MARKETS - 4.3%
AllianceBernstein Holding LP	12,250	453,372
BlackRock Inc.	1,100	213,950
Goldman Sachs Group Inc.,/The	2,400	307,200
Greenhill & Co., Inc.	1,850	136,437
Lazard Ltd., Cl. A	10,200	436,152
Merrill Lynch & Co., Inc.	8,250	208,725
		1,755,836
CHEMICALS - 1.8%
Celanese Corp.	4,850	135,363
Dow Chemical Co.,/The	10,650	338,457
EI Du Pont de Nemours & Co.	7,050	284,115
		757,935
COMMUNICATIONS EQUIPMENT - 1.6%
Cisco Systems Inc.*	25,330	571,445
Nokia OYJ#	4,450	82,992
		654,437

COMPUTERS & PERIPHERALS - 2.6%
Apple Inc.*	2,000	227,320
Hewlett-Packard Co.	13,000	601,120
Seagate Technology	19,100	231,492
		1,059,932
CONSTRUCTION & ENGINEERING - .6%
Fluor Corp.	4,500	250,650

CONTAINERS & PACKAGING - .3%
Owens-Illinois Inc.*	4,800	141,120

DIVERSIFIED FINANCIAL SERVICES - 5.0%
Bank of America Corp.	15,150	530,250
CME Group Inc.	1,486	552,064
JPMorgan Chase & Co.	19,350	903,645
NYSE Euronext	2,250	88,155
		2,074,114
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.1%
AT&T Inc.	38,500	1,074,920
Frontier Communications Corp.	18,400	211,600
		1,286,520
ELECTRIC UTILITIES - 1.0%
Exelon Corp.	6,400	400,768

ELECTRICAL EQUIPMENT - .3%
JA Solar Holdings Co., Ltd.*#	12,000	126,960

ENERGY EQUIPMENT & SERVICES - 5.8%
Baker Hughes Inc.	8,000	484,320
Diamond Offshore Drilling Inc.	4,300	443,158
Rowan Cos., Inc.	10,150	310,082
Schlumberger Ltd.	8,650	675,478
Transocean Inc.*	4,167	457,703
		2,370,741
FOOD & STAPLES RETAILING - 2.8%
CVS/Caremark Corp.	21,450	722,007
Wal-Mart Stores Inc.	5,250	314,422
Whole Foods Market Inc.	6,550	131,196
		1,167,625
FOOD PRODUCTS - 1.3%
Kraft Foods Inc., Cl. A	16,167	529,469

HEALTH CARE EQUIPMENT & SUPPLIES - 3.2%
Boston Scientific Corp.*	25,100	307,977
Medtronic Inc.	6,950	348,195
St Jude Medical Inc.*	7,250	315,302
Zimmer Holdings Inc.*	5,350	345,396
		1,316,870

HEALTH CARE PROVIDERS & SERVICES - 1.6%
Cardinal Health Inc.	3,650	179,872
Quest Diagnostics Inc.	4,150	214,430
UnitedHealth Group Inc.	10,750	272,942
		667,244
HOTELS RESTAURANTS & LEISURE - 2.2%
Las Vegas Sands Corp.*	4,750	171,522
McDonald’s Corp.	7,750	478,175
Starbucks Corp.*	18,550	275,838
		925,535
HOUSEHOLD DURABLES - .5%
Harman International Industries Inc.	5,600	190,792

HOUSEHOLD PRODUCTS - 1.4%
Procter & Gamble Co.	8,516	593,480

INDUSTRIAL CONGLOMERATES - 2.5%
General Electric Co.	33,650	858,075
McDermott International Inc.*	7,350	187,793
		1,045,868
INSURANCE - .8%
Aflac Inc.	3,150	185,063
Willis Group Holdings Ltd.	4,650	150,009
		335,072
INTERNET & CATALOG RETAIL - .4%
HSN Inc.*	6,150	67,712
Ticketmaster*	10,050	107,837
		175,549
INTERNET SOFTWARE & SERVICES - 2.8%
eBay Inc.*	16,950	379,341
Google Inc., Cl. A*	800	320,416
IAC/InterActiveCorp.*	11,575	200,248
Limelight Networks Inc.*	36,850	92,125
Yahoo! Inc.*	9,745	168,589
		1,160,719
IT SERVICES - 1.0%
Alliance Data Systems Corp.*	3,600	228,168
Mastercard Inc.	500	88,665
VeriFone Holdings Inc.*	6,800	112,472
		429,305
MACHINERY - .7%
Joy Global Inc.	2,050	92,537
Oshkosh Corp.	16,500	217,140
		309,677

MEDIA - 5.8%
Regal Entertainment Group	54,100	853,698
Scripps Networks Interactive Inc.	13,850	502,894
Viacom Inc., Cl. B*	18,300	454,572
World Wrestling Entertainment Inc., Cl. A	37,550	580,523
		2,391,687
METALS & MINING - 1.7%
Alcoa Inc.	13,150	296,927
Barrick Gold Corp.	4,050	148,797
Freeport-McMoRan Copper & Gold Inc.	2,650	150,653
Yamana Gold Inc.	12,700	105,791
		702,168
MULTILINE RETAIL - .5%
Nordstrom Inc.	7,250	208,945

OIL GAS & CONSUMABLE FUELS - 6.6%
Chesapeake Energy Corp.	2,100	75,306
ConocoPhillips	5,900	432,175
Devon Energy Corp.	1,300	118,560
Exxon Mobil Corp.	20,150	1,564,849
Hess Corp.	3,150	258,552
Valero Energy Corp.	8,750	265,125
		2,714,567
PHARMACEUTICALS - 5.3%
Abbott Laboratories	9,350	538,373
Johnson & Johnson	8,100	561,168
Merck & Co., Inc.	16,900	533,364
Pfizer Inc.	30,650	565,186
		2,198,091
PROFESSIONAL SERVICES - .8%
FTI Consulting Inc.*	3,350	242,004
Monster Worldwide Inc.*	5,950	88,715
		330,719
REAL ESTATE INVESTMENT TRUSTS - 1.3%
Digital Realty Trust Inc.	2,650	125,213
DuPont Fabros Technology Inc.	13,800	210,450
Host Hotels & Resorts Inc.	14,700	195,363
		531,026
ROAD & RAIL - .3%
Landstar System Inc.	2,350	103,541

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
Intel Corp.	11,650	218,205
Intersil Corp.	5,500	91,190
Kla-Tencor Corp.	3,350	106,028
Maxim Integrated Products Inc.	10,650	192,765
Nvidia Corp.*	10,050	107,636
		715,824
SOFTWARE - 5.6%
Microsoft Corp.	57,300	1,529,337
Nintendo Co., Ltd.#	8,000	408,798
Take-Two Interactive Software Inc.	22,350	366,540
		2,304,675
SPECIALTY RETAIL - 1.5%
GameStop Corp., Cl. A*	2,800	95,788
Lowe’s Cos., Inc.	22,450	531,841
		627,629
TEXTILES APPAREL & LUXURY GOODS - .5%
Gildan Activewear Inc.*	3,750	85,425
Nike Inc., Cl. B	1,900	127,110
		212,535
THRIFTS & MORTGAGE FINANCE - .6%
New York Community Bancorp Inc.	15,650	262,764

TOBACCO - 2.9%
Altria Group Inc.	34,500	684,480
Philip Morris International Inc.	10,450	502,645
		1,187,125
TOTAL COMMON STOCKS (Cost $45,343,369)		39,746,984

PREFERRED STOCKS - 1.4%

DIVERSIFIED FINANCIAL SERVICES - .7%
JPMorgan Chase & Co., 8.625%, Pfd.	11,300	282,387

METALS & MINING - .7%
Freeport-McMoRan Copper & Gold Inc., 6.75%, Pfd.	3,522	293,207

TOTAL PREFERRED STOCKS (Cost $661,773)		575,594

	PRINCIPAL AMOUNTS
CONVERTIBLE CORPORATE BONDS - .3%

ENERGY EQUIPMENT & SERVICES
Transocean Inc., 1.50%, 12/15/37 (Cost $125,000)	$125,000	113,750

SHORT-TERM INVESTMENTS - .1%

TIME DEPOSITS
Branch Bank & Trust Grand Cayman, 3.62%, 10/1/08
(Cost $28,883)	28,883	28,883

Total Investments
(Cost $46,159,025)(a)	98.0%	40,465,211
Other Assets in Excess of Liabilities	2.0	834,449
Net Assets	100.0%	$41,299,660

*	Non-income producing security.
#	American Depositary Trust.
(a)

At September 30, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $46,159,025 amounted to $5,693,814 which consisted of aggregate gross unrealized appreciation of $2,169,106 and aggregate gross unrealized depreciation of $7,862,920.

See Notes to Financial Statements.

THE ALGER AMERICAN FUND

ALGER AMERICAN BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2008

	SHARES	VALUE
COMMON STOCKS-62.7%

AEROSPACE & DEFENSE-2.7%
BE Aerospace Inc.*	26,500	$419,495
Boeing Co.	26,100	1,496,835
General Dynamics Corp.	19,200	1,413,504
Lockheed Martin Corp.	9,100	997,997
		4,327,831
AIR FREIGHT & LOGISTICS-1.0%
FedEx Corp.	7,300	576,992
United Parcel Service Inc.	16,700	1,050,263
		1,627,255
BEVERAGES-3.8%
Coca-Cola Co.,/The	58,200	3,077,616
Hansen Natural Corp.*	19,500	589,875
PepsiCo Inc.	35,200	2,508,704
		6,176,195
BIOTECHNOLOGY-.8%
Genentech Inc.*	10,400	922,272
Gilead Sciences Inc.*	8,900	405,662
		1,327,934
CAPITAL MARKETS-2.6%
AllianceBernstein Holding LP	9,600	355,296
BlackRock Inc.	2,800	544,600
Goldman Sachs Group Inc.,/The	7,300	934,400
Greenhill & Co., Inc.	7,300	538,375
Invesco Ltd.	17,900	375,542
Lazard Ltd.	26,900	1,150,244
Merrill Lynch & Co., Inc.	12,900	326,370
		4,224,827
CHEMICALS-1.3%
Celanese Corp.	11,800	329,338
EI Du Pont de Nemours & Co.	20,600	830,180
Monsanto Co.	7,200	712,656
Praxair Inc.	4,000	286,960
		2,159,134

COMMUNICATIONS EQUIPMENT-2.3%
Cisco Systems Inc.*	81,100	1,829,616
Nokia OYJ#	27,800	518,470
QUALCOMM Inc.	8,400	360,948
Research In Motion Ltd.*	11,900	812,770
TomTom NV	15,600	286,260
		3,808,064
COMPUTERS & PERIPHERALS-2.9%
Apple Inc.*	17,000	1,932,220
EMC Corp.*	75,100	898,196
Hewlett-Packard Co.	34,400	1,590,656
NetApp Inc.*	14,400	262,512
		4,683,584
CONSTRUCTION & ENGINEERING-.4%
Fluor Corp.	11,100	618,270

CONTAINERS & PACKAGING-.2%
Owens-Illinois Inc.*	12,100	355,740

DIVERSIFIED FINANCIAL SERVICES-2.7%
BM&F BOVESPA SA	44,455	195,893
CME Group Inc.	4,428	1,645,046
Hong Kong Exchanges and Clearing Ltd.	28,200	347,346
JPMorgan Chase & Co.	42,300	1,975,410
NYSE Euronext	5,300	207,654
		4,371,349
DIVERSIFIED TELECOMMUNICATION SERVICES-.4%
AT&T Inc.	24,300	678,456

ENERGY EQUIPMENT & SERVICES-3.3%
Cameron International Corp.*	19,400	747,676
National Oilwell Varco Inc.*	15,000	753,450
Schlumberger Ltd.	30,150	2,354,414
Transocean Inc.*	14,083	1,546,877
		5,402,417
FOOD & STAPLES RETAILING-2.1%
CVS/Caremark Corp.	35,800	1,205,028
Walgreen Co.	49,900	1,544,904
Whole Foods Market Inc.	27,900	558,837
		3,308,769
FOOD PRODUCTS-.6%
Kraft Foods Inc.	31,500	1,031,625

HEALTH CARE EQUIPMENT & SUPPLIES-2.8%
Beckman Coulter Inc.	7,000	496,930
Boston Scientific Corp.*	76,700	941,109
Hologic Inc.*	38,700	748,071
Inverness Medical Innovations Inc.*	18,300	549,000
St. Jude Medical Inc.*	19,500	848,055
Zimmer Holdings Inc.*	13,900	897,384
		4,480,549
HEALTH CARE PROVIDERS & SERVICES-1.2%
Aetna Inc.	10,200	368,322
Quest Diagnostics Inc.	16,200	837,054
UnitedHealth Group Inc.	28,800	731,232
		1,936,608
HOTELS RESTAURANTS & LEISURE-1.7%
Accor SA	8,500	452,940
Cheesecake Factory/The*	31,400	459,068
International Game Technology	19,300	331,574
Las Vegas Sands Corp.*	12,100	436,931
Starbucks Corp.*	69,400	1,031,978
		2,712,491
HOUSEHOLD DURABLES-1.8%
Garmin Ltd.*	11,200	380,128
Harman International Industries Inc.	13,700	466,759
Sony Corp.#	23,000	710,010
Procter & Gamble Co.	20,600	1,435,614
		2,992,511
INDUSTRIAL CONGLOMERATES-1.8%
3M Co.	14,600	997,326
General Electric Co.	41,500	1,058,250
McDermott International Inc.*	32,400	827,820
		2,883,396
INSURANCE-.5%
Aflac Inc.	7,700	452,375
Willis Group Holdings Ltd.	10,000	322,600
		774,975
INTERNET & CATALOG RETAIL-.7%
Amazon.com Inc.*	5,000	363,800
HSN Inc.*	13,260	145,993
Liberty Media Corp - Interactive*	22,100	285,311
Ticketmaster*	25,360	272,113
		1,067,217
INTERNET SOFTWARE & SERVICES-2.3%
eBay Inc.*	67,550	1,511,769
Google Inc.*	3,500	1,401,820
IAC/InterActiveCorp.*	28,850	499,105
Yahoo! Inc.*	22,100	382,330
		3,795,024

IT SERVICES-1.4%
Alliance Data Systems Corp.*	8,800	557,744
Cognizant Technology Solutions Corp.*	30,500	696,315
Mastercard Inc.	3,500	620,655
VeriFone Holdings Inc.*	19,100	315,914
		2,190,628
MACHINERY-.7%
Deere & Co.	8,900	440,550
ITT Corp.	8,800	489,368
Joy Global Inc.	5,100	230,214
		1,160,132
MEDIA-2.4%
Comcast Corp.	15,800	311,576
Focus Media Holding Ltd.*#	18,500	527,435
Regal Entertainment Group	58,000	915,240
Scripps Networks Interactive Inc.	39,000	1,416,090
Viacom Inc.*	30,800	765,072
		3,935,413
METALS & MINING-.8%
Freeport-McMoRan Copper & Gold Inc.	12,399	704,883
Yamana Gold Inc.	75,000	624,750
		1,329,633
MULTILINE RETAIL-.3%
Nordstrom Inc.	17,800	512,996

OIL GAS & CONSUMABLE FUELS-3.7%
Chesapeake Energy Corp.	9,000	322,740
ConocoPhillips	11,500	842,375
Devon Energy Corp.	14,600	1,331,520
Exxon Mobil Corp.	16,600	1,289,156
Hess Corp.	10,200	837,216
Peabody Energy Corp.	10,700	481,500
Petroleo Brasileiro SA#	17,700	777,915
Uranium One Inc.*	55,000	118,980
		6,001,402
PHARMACEUTICALS-3.0%
Abbott Laboratories	21,800	1,255,244
Johnson & Johnson	14,800	1,025,344
Merck & Co., Inc.	45,100	1,423,356
Mylan Inc.*	48,500	553,870
Shire PLC#	11,300	539,575
		4,797,389

PROFESSIONAL SERVICES-.5%
FTI Consulting Inc.*	12,200	881,328

REAL ESTATE INVESTMENT TRUSTS (REITS)-.6%
Digital Realty Trust Inc.	11,600	548,100
DuPont Fabros Technology Inc.	32,400	494,100
		1,042,200
ROAD & RAIL-.2%
Landstar System Inc.	6,000	264,360

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-2.4%
Intel Corp.	58,200	1,090,086
Intersil Corp.	13,800	228,804
Kla-Tencor Corp.	8,400	265,860
Lam Research Corp.*	14,900	469,201
Maxim Integrated Products Inc.	37,400	676,940
MEMC Electronic Materials Inc.*	17,350	490,311
Nvidia Corp.*	43,400	464,814
Tessera Technologies Inc.*	16,300	266,342
		3,952,358
SOFTWARE-4.0%
Intuit Inc.*	8,600	271,846
Microsoft Corp.	154,950	4,135,616
Nintendo Co., Ltd.#	22,400	1,144,633
Take-Two Interactive Software Inc.	55,900	916,760
		6,468,855
SPECIALTY RETAIL-.1%
GameStop Corp.*	6,900	236,048

TEXTILES APPAREL & LUXURY GOODS-.7%
Gildan Activewear Inc.*	18,700	425,986
Nike Inc.	9,400	628,860
		1,054,846
THRIFTS & MORTGAGE FINANCE-.4%
New York Community Bancorp Inc.	36,800	617,871

TOBACCO-1.6%
Altria Group Inc.	60,200	1,194,368
Philip Morris International Inc.	27,400	1,317,940
		2,512,308
TOTAL COMMON STOCKS (Cost $121,374,198)		101,701,988

PREFERRED STOCKS - .3%

DIVERSIFIED FINANCIAL SERVICES
JPMorgan Chase & Co., 8.625%, Pfd. (Cost $492,500)	19,700	492,303

	PRINCIPAL
	AMOUNT	VALUE
CORPORATE BONDS-18.7%

BEVERAGES-1.1%
Dr. Pepper Snapple Group Inc., 6.82%, 5/1/18(a)	$615,000	594,656
PepsiCo Inc., 4.65%, 2/15/13	580,000	589,246
SABMiller PLC, 5.70%, 1/15/14(a)	650,000	635,123
		1,819,025
CAPITAL MARKETS-3.4%
Bear Stearns Commercial Mortgage Securities, 4.888%, 5/14/16	650,000	651,601
Bear Stearns Commercial Mortgage Securities, 5.064%, 5/14/16	650,000	652,302
Goldman Sachs Group Inc.,/The, 3.294%, 12/22/08	600,000	591,473
Goldman Sachs Group Inc.,/The, 6.15%, 4/1/18	525,000	437,286
Lazard Group, 6.85%, 6/15/17	600,000	497,686
Morgan Stanley Capital I, 5.178%, 9/15/42	1,595,000	1,507,026
Morgan Stanley Capital I, 5.514%, 11/12/49	1,400,000	1,188,192
		5,525,566
COMMERCIAL BANKS-.7%
Wachovia Bank Commercial Mortgage Trust, 5.342%, 12/15/43	1,400,000	1,157,495

DIVERSIFIED FINANCIAL SERVICES-2.2%
Bank of America Corp., 8.00%, 1/30/18	350,000	277,572
Bank of America Corp., 8.125%, 5/15/18	947,000	766,303
Barclays Bank PLC, 6.05%, 12/4/17(a)	625,000	582,287
Citigroup Inc., 8.40%, 4/30/18	1,150,000	784,197
Citigroup Inc., 6.50%, 8/19/13	925,000	822,938
JPMorgan Chase & Co., 7.90%, 4/30/18	350,000	295,446
		3,528,743
DIVERSIFIED TELECOMMUNICATION SERVICES-.8%
AT&T Inc., 4.95%, 1/15/13	730,000	700,004
Verizon Communications Inc., 5.25%, 4/15/13	600,000	578,880
		1,278,884
ELECTRIC UTILITIES-1.2%
Entergy Gulf States Louisiana LLC, 6.00%, 5/1/18(a)	700,000	644,284
Exelon Generation Co., LLC, 6.20%, 10/1/17	325,000	286,088
Florida Power Corp., 5.80%, 9/15/17	600,000	587,298
Southern Co., 5.30%, 1/15/12	525,000	527,294
		2,044,964

ELECTRICAL EQUIPMENT-.4%
Cooper US Inc., 6.10%, 7/1/17	600,000	607,836

FOOD & STAPLES RETAILING-.9%
Kroger Co.,/The, 6.15%, 1/15/20	600,000	551,159
Walgreen Co., 4.875%, 8/1/13	1,000,000	1,000,756
		1,551,915
HEALTH CARE PROVIDERS & SERVICES-.3%
Cigna Corp., 5.375%, 3/15/17	500,000	457,388

HOTELS RESTAURANTS & LEISURE-.4%
Darden Restaurants Inc., 5.625%, 10/15/12	650,000	613,065
Scientific Games Corp., 7.875%, 6/15/16(a)	100,000	95,750
		708,815
INDUSTRIAL CONGLOMERATES-.6%
Ge Capital Commercial Mortgage Corp., 6.59%, 8/11/33	1,000,000	1,004,585

INSURANCE-.9%
Ace INA Holdings Inc., 5.60%, 5/15/15	625,000	592,209
Liberty Mutual Group Inc., 7.80%, 3/15/37(a)	1,350,000	816,967
		1,409,176
MACHINERY-.6%
Caterpillar Financial Services Corp., 6.20%, 9/30/13	225,000	225,232
Systems 2001 Asset Trust LLC, 6.664%, 9/15/13(a)	660,995	670,331
		895,563
METALS & MINING-.4%
ArcelorMittal, 6.125%, 6/1/18(a)	650,000	576,981

MULTI-UTILITIES-.6%
CenterPoint Energy Transition Bond Co., LLC, 4.97%, 8/1/14	655,000	657,487
Virginia Electric and Power Co., 5.10%, 11/30/12	255,000	249,839
		907,326
OFFICE ELECTRONICS-.2%
Xerox Corp., 5.65%, 5/15/13	250,000	243,063

OIL GAS & CONSUMABLE FUELS-2.8%
Enterprise Products Operating LP, 8.375%, 8/1/66	1,350,000	1,253,151
Inergy LP/Inergy Finance Corp., 8.25%, 3/1/16	653,000	604,025
Marathon Oil Corp., 5.90%, 3/15/18	725,000	644,951
Massey Energy Co., 6.875%, 12/15/13	650,000	591,500

PetroHawk Energy Corp., 7.875%, 6/1/15(a)	150,000	131,250
Tesoro Corp., 6.25%, 11/1/12	800,000	704,000
Valero Energy Corp., 6.875%, 4/15/12	600,000	616,586
		4,545,463
ROAD & RAIL-.2%
Norfolk Southern Corp., 5.75%, 4/1/18	375,000	362,113

SOFTWARE-.2%
Oracle Corp., 4.95%, 4/15/13	250,000	249,443

WIRELESS TELECOMMUNICATION SERVICES-.8%
American Tower Trust, 5.957%, 4/15/37	1,500,000	1,344,258

TOTAL CORPORATE BONDS (Cost $33,273,888)		30,218,602

CONVERTIBLE CORPORATE BONDS - .6%

ENERGY EQUIPMENT & SERVICES-.2%
Transocean Inc., 1.50%, 12/15/37	300,000	273,000

REAL ESTATE INVESTMENT TRUSTS (REITS)-.4%
Rayonier TRS Holdings Inc., 3.75%, 10/15/12(a)	650,000	641,063

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $952,028)		914,063

U.S. GOVERNMENT & AGENCY OBLIGATIONS-15.9%

Federal National Mortgage Association,
3.25%, 4/9/13	1,200,000	1,169,251
5.00%, 4/1/18	897,907	903,210
5.50%, 12/25/20	1,080,793	1,091,552
5.50%, 10/25/20	1,350,000	1,394,983
6.625%, 11/15/30	508,000	614,986
6.00%, 4/25/35	1,800,000	1,811,951
Federal Home Loan Banks,
5.375%, 6/8/12	700,000	736,194
5.375%, 5/18/16	1,000,000	1,048,003
Federal Home Loan Mortgage Corporation,
5.50%, 7/15/10	635,677	639,092
5.60%, 10/17/13	1,000,000	1,001,313
5.50%, 1/15/15	1,300,212	1,326,434
5.75%, 6/27/16	1,170,000	1,162,093
5.50%, 12/15/20	970,888	985,232
6.00%, 8/15/29	1,880,000	1,930,380
6.00%, 3/15/36	1,205,777	1,200,107

Government National Mortgage Association,
5.00%, 5/16/29	1,257,847	1,267,560
U.S. Treasury Bonds,
5.25%, 11/15/28	1,000,000	1,108,204
U.S. Treasury Notes,
6.00%, 8/15/09	500,000	517,618
5.00%, 5.00%, 8/15/11	1,385,000	1,495,584
4.625%, 8/31/11	1,800,000	1,920,658
4.25%, 11/15/14	900,000	958,149
4.50%, 2/15/16	640,000	682,400
4.75%, 8/15/17	640,000	686,250
3.50%, 2/15/18	150,000	147,140

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $25,116,976)		25,798,344

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS - .9%

TIME DEPOSITS
Branch Bank & Trust Grand Cayman, 3.62%, 10/1/08 (Cost $1,491,721)	$1,491,721	1,491,721

Total Investments (Cost $182,701,311)(b)	99.2%	160,617,021
Other Assets in Excess of Liabilities	0.8	1,252,495
Net Assets	100.0%	$161,869,516

*	Non-income producing securities.
#	American Depositary Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 3.3% of the net assets of the fund.

(b)

At September 30, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $182,701,311 amounted to $22,084,290 which consisted of aggregate gross unrealized appreciation of $4,608,189 and aggregate gross unrealized depreciation of $26,692,479.

See Notes to Financial Statements

THE ALGER AMERICAN FUND

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2008

	SHARES	VALUE
COMM0N STOCKS-97.3%

AEROSPACE & DEFENSE-1.0%
BE Aerospace Inc.*	133,850	$2,118,846

BEVERAGES-1.3%
Hansen Natural Corp.*	86,900	2,628,725

BIOTECHNOLOGY-5.3%
Alexion Pharmaceuticals Inc.*	49,000	1,925,700
Biogen Idec Inc.*	20,800	1,046,032
Celgene Corp.*	15,600	987,168
InterMune Inc.*	58,300	997,513
Metabolix Inc.*	295,700	3,217,216
United Therapeutics Corp.*	26,400	2,776,488
		10,950,117
CAPITAL MARKETS-5.0%
AllianceBernstein Holding LP	51,000	1,887,510
Blackstone Group LP/The	136,600	2,095,444
Invesco Ltd.	90,200	1,892,396
Lazard Ltd.	56,400	2,411,664
State Street Corp.	35,000	1,990,800
		10,277,814
CHEMICALS-3.8%
Flotek Industries Inc.*	25,500	280,500
Mosaic Co.,/The	37,700	2,564,354
Praxair Inc.	44,100	3,163,734
Rockwood Holdings Inc.*	39,700	1,018,702
Terra Industries Inc.	22,800	670,320
		7,697,610
COMMERCIAL SERVICES & SUPPLIES-.8%
Geo Group Inc.,/The*	83,700	1,691,577

COMMUNICATIONS EQUIPMENT-2.4%
Research In Motion Ltd.*	71,200	4,862,960

COMPUTERS & PERIPHERALS-1.6%
Apple Inc.*	28,000	3,182,480

CONSTRUCTION & ENGINEERING-2.0%
Fluor Corp.	73,400	4,088,380

DISTRIBUTORS-.8%
LKQ Corp.*	95,400	1,618,938

DIVERSIFIED FINANCIAL SERVICES-4.2%
BM&F BOVESPA SA	389,502	1,716,357
CME Group Inc.	5,800	2,154,758
JPMorgan Chase & Co.	54,200	2,531,140
NYSE Euronext	55,600	2,178,408
		8,580,663
ELECTRIC UTILITIES-1.0%
ITC Holdings Corp.	40,800	2,112,216

ELECTRICAL EQUIPMENT-3.5%
General Cable Corp.*	75,800	2,700,754
JA Solar Holdings Co., Ltd.*#	287,800	3,044,924
Vestas Wind Systems A/S*	15,700	1,367,329
		7,113,007
ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS-.4%
Mellanox Technologies Ltd.*	77,600	801,608

ENERGY EQUIPMENT & SERVICES-7.2%
Acergy SA#	72,800	732,368
Cameron International Corp.*	84,600	3,260,484
Nabors Industries Ltd.*	123,600	3,080,112
National Oilwell Varco Inc.*	83,900	4,214,297
Weatherford International Ltd.*	140,700	3,537,198
		14,824,459
FOOD & STAPLES RETAILING-2.3%
China Nepstar Chain Drugstore Ltd.#	116,425	569,318
Whole Foods Market Inc.	205,300	4,112,159
		4,681,477
FOOD PRODUCTS-.4%
Cosan Ltd.*	114,000	909,720

HEALTH CARE EQUIPMENT & SUPPLIES-2.0%
Insulet Corp.*	63,600	885,312
Varian Medical Systems Inc.*	54,600	3,119,298
		4,004,610

HEALTH CARE PROVIDERS & SERVICES-3.8%
Aetna Inc.	56,100	2,025,771
Community Health Systems Inc.*	102,500	3,004,275
Tenet Healthcare Corp.*	366,800	2,035,740
Universal Health Services Inc.	13,500	756,405
		7,822,191
HOTELS RESTAURANTS & LEISURE-.7%
Burger King Holdings Inc.	43,600	1,070,816
McCormick & Schmick’s Seafood Restaurants Inc.*	55,700	542,518
		1,613,334
INDUSTRIAL CONGLOMERATES-2.9%
McDermott International Inc.*	229,850	5,872,668

INSURANCE-.8%
Willis Group Holdings Ltd.	50,800	1,638,808

INTERNET & CATALOG RETAIL-1.6%
Expedia Inc.*	136,300	2,059,493
Shutterfly Inc.*	121,800	1,170,498
		3,229,991
INTERNET SOFTWARE & SERVICES-5.3%
eBay Inc.*	92,300	2,065,674
Interwoven Inc.*	151,000	2,132,120
Omniture Inc.*	108,500	1,992,060
Sina Corp.*	103,600	3,646,720
Vignette Corp.*	89,100	956,934
		10,793,508
IT SERVICES-3.7%
Cognizant Technology Solutions Corp.*	182,200	4,159,626
Satyam Computer Services Ltd.#	217,000	3,504,550
		7,664,176
LIFE SCIENCES TOOLS & SERVICES-2.3%
Parexel International Corp.*	49,000	1,404,340
Thermo Fisher Scientific Inc.*	60,300	3,316,500
		4,720,840
MACHINERY-1.5%
Joy Global Inc.	68,200	3,078,548

METALS & MINING
Thompson Creek Metals Co., Inc.*	4,500	42,795

OIL GAS & CONSUMABLE FUELS-5.8%
Cabot Oil & Gas Corp.	20,900	755,326
Concho Resources Inc.*	40,000	1,104,400
Consol Energy Inc.	36,300	1,665,807
Denbury Resources Inc.*	120,400	2,292,416
Linc Energy Ltd.*	70,800	286,956
Massey Energy Co.	47,800	1,705,026
Newfield Exploration Co.*	96,500	3,087,035
Nexen Inc.	40,600	943,138
		11,840,104
PHARMACEUTICALS-1.7%
Auxilium Pharmaceuticals Inc.*	30,900	1,001,160
Mylan Inc.*	220,300	2,515,826
		3,516,986
PROFESSIONAL SERVICES-.9%
FTI Consulting Inc.*	24,200	1,748,208

ROAD & RAIL-.8%
Norfolk Southern Corp.	24,500	1,622,145

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-5.3%
Atheros Communications Inc.*	103,900	2,449,962
Broadcom Corp.*	103,500	1,928,205
Intersil Corp.	217,600	3,607,808
MEMC Electronic Materials Inc.*	55,000	1,554,300
Skyworks Solutions Inc.*	64,300	537,548
Tessera Technologies Inc.*	48,200	787,588
		10,865,411
SOFTWARE-7.2%
Autodesk Inc.*	68,700	2,304,885
Informatica Corp.*	75,000	974,250
Net 1 UEPS Technologies Inc.*	41,200	919,996
Nintendo Co., Ltd.#	80,150	4,095,641
Solera Holdings Inc.*	18,900	542,808
Take-Two Interactive Software Inc.	95,100	1,559,640
Taleo Corp.*	30,100	598,689
THQ Inc.*	88,300	1,063,132
TIBCO Software Inc.*	354,000	2,591,280
		14,650,321
SPECIALTY RETAIL-2.4%
Chico’s FAS Inc.*	232,700	1,272,869
Game Group Plc*	253,900	937,222
GameStop Corp.*	53,600	1,833,656
J Crew Group Inc.*	31,100	888,527
		4,932,274

TEXTILES APPAREL & LUXURY GOODS-3.2%
Gildan Activewear Inc.*	153,500	3,496,730
Iconix Brand Group Inc.*	232,697	3,043,677
		6,540,407
THRIFTS & MORTGAGE FINANCE-1.5%
People’s United Financial Inc.	156,900	3,020,325

WIRELESS TELECOMMUNICATION SERVICES-.9%
SBA Communications Corp.*	74,700	1,932,489

TOTAL COMMON STOCKS
(Cost $252,439,589)		199,290,736

PURCHASE AGREEMENTS-.5%

OIL & GAS EXPLORATION & PRODUCTION
Concho Resources Inc.*(b) (Cost $1,071,916)	35,600	933,769

	PRINCIPAL
	AMOUNT
CONVERTIBLE CORPORATE BONDS - .3%

OIL & GAS DRILLING
Transocean Inc., 1.50%, 12/15/37 (Cost $740,000)	$740,000	673,400

SHORT-TERM INVESTMENTS - 1.5%

TIME DEPOSITS
Branch Bank & Trust Grand Cayman, 3.62%, 10/1/08 (Cost $3,059,623)	3,059,623	3,059,623

Total Investments (Cost $257,311,128)(a)	99.6%	203,957,528
Other Assets in Excess of Liabilities	0.4	817,880
Net Assets	100.0%	$204,775,408

*	Non-income producing security.
#	American Depositary Trust.
+	All or a portion of the securities are pledged as collateral for options written.
(a)

At September 30, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $257,311,128 amounted to $53,353,600 which consisted of aggregate gross unrealized appreciation of $1,959,153 and aggregate gross unrealized depreciation of $55,312,753.

(b)	Resale of the security is restricted. Security was acquired on 6/4/08 for a cost of $1,071,916.

See Notes to Financial Statements.

THE ALGER AMERICAN FUND

ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2008

	SHARES	VALUE
COMMON STOCKS - 86.3%

AEROSPACE & DEFENSE - 4.5%
BE Aerospace Inc.*	194,000	$3,071,020
General Dynamics Corp.	86,077	6,336,989
Lockheed Martin Corp.	25,500	2,796,585
		12,204,594
AIR FREIGHT & LOGISTICS - .6%
United Parcel Service Inc., Cl. B	26,500	1,666,585

BEVERAGES - 1.5%
Coca-Cola Co.,/The	53,700	2,839,656
Hansen Natural Corp.*	42,600	1,288,650
		4,128,306
BIOTECHNOLOGY - 8.0%
Amgen Inc.*	48,700	2,886,449
Biogen Idec Inc.*	43,700	2,197,673
Celgene Corp.*	31,866	2,016,481
Cephalon Inc.*	40,600	3,146,094
Genentech Inc.*	60,700	5,382,876
Gilead Sciences Inc.*	86,900	3,960,902
United Therapeutics Corp.*	20,481	2,153,987
		21,744,462
CAPITAL MARKETS - 3.1%
Affiliated Managers Group Inc.*	29,000	2,402,650
AllianceBernstein Holding LP	52,900	1,957,829
Blackstone Group LP/The	39,500	605,930
Goldman Sachs Group Inc.,/The	5,500	704,000
Lazard Ltd.,Cl. A	65,800	2,813,608
		8,484,017
CHEMICALS - 1.6%
Celanese Corp.	66,900	1,867,179
Mosaic Co.,/The	7,200	489,744
Potash Corp., of Saskatchewan	12,000	1,584,120
Terra Industries Inc.	14,000	411,600
		4,352,643
COMMERCIAL BANKS - .6%
Wells Fargo & Co.	42,800	1,606,284

COMMERCIAL SERVICES & SUPPLIES - .7%
Waste Connections Inc.*	51,600	1,769,880

COMMUNICATIONS EQUIPMENT - 4.4%
Nice Systems Ltd.*#	96,100	2,617,764
Research In Motion Ltd.*	112,900	7,711,070
Sonus Networks Inc.*	579,000	1,667,520
		11,996,354
COMPUTERS & PERIPHERALS - 2.6%
Apple Inc.*	55,900	6,353,594
NetApp Inc.*	38,800	707,324
		7,060,918
CONTAINERS & PACKAGING - 1.8%
Owens-Illinois Inc.*	166,200	4,886,280

DIVERSIFIED FINANCIAL SERVICES - 1.7%
BM&FBOVESPA SA	102,972	453,750
JPMorgan Chase & Co.	54,100	2,526,470
NYSE Euronext	39,600	1,551,528
		4,531,748
ELECTRICAL EQUIPMENT - 1.7%
First Solar Inc.*	5,830	1,101,345
JA Solar Holdings Co., Ltd.*#	335,900	3,553,822
		4,655,167
ENERGY EQUIPMENT & SERVICES - 4.1%
Baker Hughes Inc.	29,600	1,791,984
Transocean Inc.*	41,558	4,564,731
Weatherford International Ltd.*	188,800	4,746,432
		11,103,147
FOOD & STAPLES RETAILING - 1.6%
CVS/Caremark Corp.	130,900	4,406,094

HEALTH CARE EQUIPMENT & SUPPLIES - 4.1%
Baxter International Inc.	18,700	1,227,281
Covidien Ltd.	54,500	2,929,920
Hologic Inc.*	121,100	2,340,863
Inverness Medical Innovations Inc.*	105,800	3,174,000
Varian Medical Systems Inc.*	26,300	1,502,519
		11,174,583
INDUSTRIAL CONGLOMERATES - .6%
McDermott International Inc.*	32,300	825,265
Tyco International Ltd.	22,600	791,452
		1,616,717
INSURANCE - 1.6%
ACE Ltd.	49,900	2,701,087
MetLife Inc.	30,074	1,684,144
		4,385,231

INTERNET & CATALOG RETAIL - .5%
Expedia Inc.*	84,800	1,281,328

INTERNET SOFTWARE & SERVICES - 3.9%
eBay Inc.*	115,483	2,584,510
Google Inc., Cl. A*	6,600	2,643,432
IAC/InterActiveCorp.*	9,400	162,620
Netease.com*#	97,800	2,229,840
Sina Corp.*	81,690	2,875,488
		10,495,890
IT SERVICES - .7%
Cognizant Technology Solutions Corp., Cl. A*	53,800	1,228,254
Satyam Computer Services Ltd.#	37,500	605,625
		1,833,879
LIFE SCIENCES TOOLS & SERVICES - .5%
Invitrogen Corp.*	38,600	1,459,080

MACHINERY - 1.2%
ITT Corp.	60,600	3,369,966

MEDIA - 1.3%
Comcast Corp.	145,100	2,861,372
DreamWorks Animation SKG Inc.*	19,900	625,855
		3,487,227
METALS & MINING - 2.2%
Freeport-McMoRan Copper & Gold Inc.	79,100	4,496,835
Thompson Creek Metals Co., Inc.*	145,200	1,380,852
		5,877,687
OIL GAS & CONSUMABLE FUELS - 5.4%
Chevron Corp.	17,000	1,402,160
ConocoPhillips	39,200	2,871,400
Consol Energy Inc.	14,800	679,172
Exxon Mobil Corp.	17,100	1,327,986
Newfield Exploration Co.*	103,000	3,294,970
Nexen Inc.	53,700	1,247,451
Peabody Energy Corp.	25,300	1,138,500
Petrobank Energy & Resources Ltd.*	14,300	542,706
Valero Energy Corp.	28,300	857,490
Whiting Petroleum Corp.*	19,500	1,389,570
		14,751,405
PHARMACEUTICALS - 6.1%
Abbott Laboratories	191,300	11,015,054
Mylan Inc.*	290,900	3,322,078
Pfizer Inc.	125,900	2,321,596
		16,658,728
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
Atheros Communications Inc.*	56,600	1,334,628
Skyworks Solutions Inc.*	372,690	3,115,688
Tessera Technologies Inc.*	97,080	1,586,287
		6,036,603

SOFTWARE - 8.3%
Autodesk Inc.*	29,600	993,080
Intuit Inc.*	61,800	1,953,498
Microsoft Corp.	191,500	5,111,135
Net 1 UEPS Technologies Inc.*	48,650	1,086,355
Nintendo Co., Ltd.#	211,800	10,822,916
Solera Holdings Inc.*	91,200	2,619,264
		22,586,248
TEXTILES APPAREL & LUXURY GOODS - 3.1%
American Apparel Inc.*	114,300	937,260
Deckers Outdoor Corp.*	17,800	1,852,624
Gildan Activewear Inc.*	251,900	5,738,282
		8,528,166
TOBACCO - 5.2%
Altria Group Inc.	161,800	3,210,112
Philip Morris International Inc.	227,500	10,942,750
		14,152,862
WIRELESS TELECOMMUNICATION SERVICES - .9%
American Tower Corp., Cl. A*	39,600	1,424,412
NII Holdings Inc., Cl. B*	29,300	1,111,056
		2,535,468
TOTAL COMMON STOCKS (Cost $281,165,624)		234,827,547

PURCHASE AGREEMENTS - .9%

OIL & GAS EXPLORATION & PRODUCTION
Concho Resources Inc.*(b) (Cost $2,709,900)	90,000	2,360,655

	PRINCIPAL AMOUNT
CONVERTIBLE CORPORATE BONDS - .9%

ELECTRICAL EQUIPMENT - .4%
JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	$1,365,000	998,156

TEXTILES APPAREL & LUXURY GOODS - .5%
Iconix Brand Group Inc., 1.875%, 6/30/12	1,650,000	1,239,563

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,015,000)		2,237,719

SHORT-TERM INVESTMENTS - 6.2%

TIME DEPOSITS
Branch Bank & Trust Grand Cayman, 3.62%, 10/1/08	11,400,000	11,400,000
Citibank London, 3.62%, 10/1/08	5,395,897	5,395,897

TOTAL TIME DEPOSITS (Cost $16,795,897)		16,795,897

Total Investments (Cost $303,686,421)(a)	94.3%	256,221,818
Other Assets in Excess of Liabilities	5.7	15,550,401
Net Assets	100.0%	$271,772,219

*	Non-income producing security.
#	American Depositary Trust.
(a)

At September 30, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $303,686,421 amounted to $47,464,603 which consisted of aggregate gross unrealized appreciation of $5,188,691 and aggregate gross unrealized depreciation of $52,653,294.

(b)	Resale of the security is restricted. Security was acquired on 6/4/08 for a cost of $2,709,900.

See Notes to Financial Statements.

THE ALGER AMERICAN FUND

ALGER AMERICAN SMALLCAP AND MIDCAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2008

	SHARES	VALUE
COMM0N STOCKS-98.0%

AEROSPACE & DEFENSE-1.5%
Alliant Techsystems Inc.*	140	$13,152
BE Aerospace Inc.*	545	8,627
		21,779
AIRLINES-.4%
Airtran Holdings Inc.*	2,495	6,062

BEVERAGES-1.0%
Central European Distribution Corp.*	325	14,758

BIOTECHNOLOGY-6.4%
Acorda Therapeutics Inc.*	285	6,797
Alexion Pharmaceuticals Inc.*	315	12,379
Cepheid Inc.*	435	6,016
Cubist Pharmaceuticals Inc.*	660	14,672
ImClone Systems Inc.*	155	9,678
OSI Pharmaceuticals Inc.*	260	12,815
Savient Pharmaceuticals Inc.*	615	9,170
United Therapeutics Corp.*	180	18,931
		90,458
CAPITAL MARKETS-3.3%
Affiliated Managers Group Inc.*	210	17,399
Investment Technology Group Inc.*	335	10,194
Lazard Ltd., Cl. A	440	18,814
		46,407
CHEMICALS-1.4%
Airgas Inc.	245	12,164
Terra Industries Inc.	265	7,791
		19,955
COMMERCIAL BANKS-.9%
Signature Bank*	355	12,382

COMMERCIAL SERVICES & SUPPLIES-2.9%
EnergySolutions Inc.	885	8,850
Geo Group Inc.,/The*	815	16,471
Waste Connections Inc.*	450	15,435
		40,756
COMMUNICATIONS EQUIPMENT-2.9%
Nice Systems Ltd.*#	700	19,068
Polycom Inc.*	620	14,341
Sonus Networks Inc.*	2,440	7,027
		40,436
COMPUTERS & PERIPHERALS-1.2%
NCR Corp.*	735	16,207

CONSTRUCTION & ENGINEERING-1.6%
Aecom Technology Corp.*	655	16,008
Shaw Group Inc.,/The*	220	6,761
		22,769
CONTAINERS & PACKAGING-1.4%
Silgan Holdings Inc.	390	19,925

DISTRIBUTORS-1.3%
LKQ Corp.*	1,080	18,328

DIVERSIFIED CONSUMER SERVICES-1.1%
ITT Educational Services Inc.*	200	16,182

DIVERSIFIED TELECOMMUNICATION SERVICES-.6%
Cincinnati Bell Inc.*	2,815	8,698

ELECTRIC UTILITIES-1.3%
ITC Holdings Corp.	345	17,861

ELECTRICAL EQUIPMENT-4.4%
Ametek Inc.	400	16,308
General Cable Corp.*	225	8,017
JA Solar Holdings Co., Ltd.*#	925	9,787
Roper Industries Inc.	230	13,101
Sunpower Corp., Cl. A*	110	7,802
Sunpower Corp., Cl. B*	111	7,670
		62,685
ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS-1.8%
Dolby Laboratories Inc., Cl. A*	380	13,372
Mellanox Technologies Ltd.*	1,165	12,034
		25,406
ENERGY EQUIPMENT & SERVICES-4.0%
Cal Dive International Inc.*	1,575	16,695
Cameron International Corp.*	380	14,645
IHS Inc., Cl A*	300	14,292
T-3 Energy Services Inc.*	290	10,765
		56,397
FOOD PRODUCTS-1.2%
Hain Celestial Group Inc.*	630	17,344

HEALTH CARE EQUIPMENT & SUPPLIES-5.3%
Hologic Inc.*	525	10,148
Intuitive Surgical Inc.*	50	12,049
Masimo Corp.*	340	12,648
Meridian Bioscience Inc.	635	18,440
Power Medical Interventions Inc.*	909	2,927
Thoratec Corp.*	710	18,638
		74,850
HEALTH CARE PROVIDERS & SERVICES-3.8%
Community Health Systems Inc.*	660	19,345
IPC The Hospitalist Co., Inc.*	695	17,862
Tenet Healthcare Corp.*	2,920	16,206
		53,413

HOTELS RESTAURANTS & LEISURE-3.6%
Bally Technologies Inc.*	590	17,865
Darden Restaurants Inc.	595	17,035
Life Time Fitness Inc.*	525	16,417
		51,317
HOUSEHOLD DURABLES-.8%
Tupperware Brands Corp.	425	11,743

INSURANCE-.9%
First Mercury Financial Corp.*	940	13,395

INTERNET & CATALOG RETAIL-.8%
priceline.com Inc.*	160	10,949

INTERNET SOFTWARE & SERVICES-.7%
Omniture Inc.*	515	9,455

IT SERVICES-4.9%
Genpact Ltd.*	310	3,221
NeuStar Inc., Cl A*	530	10,542
SI International Inc.*	570	17,129
TeleTech Holdings Inc.*	1,025	12,751
VeriFone Holdings Inc.*	735	12,157
Wright Express Corp.*	440	13,134
		68,934
LIFE SCIENCES TOOLS & SERVICES-3.4%
Icon PLC*#	310	11,858
Illumina Inc.*	450	18,239
Parexel International Corp.*	615	17,626
		47,723
MACHINERY-1.5%
Bucyrus International Inc.	265	11,840
Titan Machinery Inc.*	460	9,573
		21,413
METALS & MINING-.7%
Thompson Creek Metals Co., Inc.*	1,010	9,605

OIL GAS & CONSUMABLE FUELS-6.4%
Carrizo Oil & Gas Inc.*	335	12,150
Concho Resources Inc.*	670	18,499
International Coal Group Inc.*	1,650	10,296
Petrobank Energy & Resources Ltd.*	405	15,370
PetroHawk Energy Corp.*	360	7,787
Range Resources Corp.	340	14,576
Whiting Petroleum Corp.*	165	11,758
		90,436
PHARMACEUTICALS-2.6%
Auxilium Pharmaceuticals Inc.*	85	2,754
Mylan Inc.*	1,355	15,474
Perrigo Co.	465	17,884
		36,112

PROFESSIONAL SERVICES-1.5%
FTI Consulting Inc.*	300	21,672

REAL ESTATE INVESTMENT TRUSTS-1.2%
Digital Realty Trust Inc.	365	17,246

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-4.2%
Atheros Communications Inc.*	695	16,388
Cypress Semiconductor Corp.*	405	2,114
Intersil Corp.	640	10,611
Microsemi Corp.*	760	19,365
ON Semiconductor Corp.*	1,520	10,275
		58,753
SOFTWARE-6.4%
Ansys Inc.*	430	16,284
Concur Technologies Inc.*	380	14,539
Informatica Corp.*	950	12,341
PROS Holdings Inc.*	950	8,921
Solera Holdings Inc.*	625	17,950
Synchronoss Technologies Inc.*	620	5,834
Taleo Corp.*	755	15,017
		90,886
SPECIALTY RETAIL-2.9%
Abercrombie & Fitch Co., Cl A	250	9,862
AnnTaylor Stores Corp.*	480	9,907
GameStop Corp., Cl A*	260	8,894
Urban Outfitters Inc.*	400	12,748
		41,411
TEXTILES APPAREL & LUXURY GOODS-3.2%
Gildan Activewear Inc.*	670	15,262
Iconix Brand Group Inc.*	1,100	14,388
Phillips-Van Heusen Corp.	395	14,974
		44,624
THRIFTS & MORTGAGE FINANCE-1.4%
People’s United Financial Inc.	985	18,961

WIRELESS TELECOMMUNICATION SERVICES-1.2%
SBA Communications Corp.*	655	16,945

TOTAL COMMON STOCKS		1,384,638
(Cost $1,718,694)

PURCHASE AGREEMENTS - .1%

OIL & GAS EXPLORATION & PRODUCTION
Concho Resources Inc.*(b) (Cost $1,656)	55	1,443

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS-2.0%

TIME DEPOSITS
Brown Brothers Harriman Grand Cayman,3.62%, 10/1/08 (Cost $28,032)	$28,032	28,032

Total Investments (Cost $1,748,382)(a)	100.1%	1,414,113
Liabilities in Excess of Other Assets	(0.1)	(1,124)
Net Assets	100.0%	$1,412,989

*	Non-income producing securities.
#	American Depositary Receipts.
(a)

At September 30, 2008, the net unrealized deppreciation on investments, based on cost for federal income tax purposes of $1,748,382 amounted to $334,269 which consisted of aggregate gross unrealized appreciation of $55,447 and aggregate gross unrealized depreciation of $389,716.

(b)	Resale of the security is restricted. Security was acquired on 6/4/08 for a cost of $1,656.

See Notes to Financial Statements.

THE ALGER AMERICAN FUND | NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger American Fund (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing seven series of shares of beneficial interest: American Growth Portfolio, American SmallCap Growth Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio, American Capital Appreciation Portfolio (formerly known as American Leveraged AllCap Growth Portfolio) and American SmallCap and MidCap Growth Portfolio (collectively the “Portfolios” and individually “Portfolio”). The American Growth Portfolio, American SmallCap Growth Portfolio, American MidCap Growth Portfolio, American Capital Appreciation Portfolio and American SmallCap and MidCap Growth Portfolio Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The American Income and Growth Portfolio’s primary investment objective is to provide a high level of dividend income by investing primarily in dividend-paying equity securities; capital appreciation is a secondary objective. The American Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.

Each Portfolio offers Class O and Class S shares except for the American Income and Growth Portfolio which discontinued offering Class S shares on December 13, 2006 and American SmallCap and MidCap Growth Portfolio. There were no Class S shares outstanding for the American Income and Growth Portfolio during the year ended December 31, 2007. Each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses.

The Alger American Small Capitalization Portfolio and the Alger American Leveraged AllCap Growth Portfolio changed their names to Alger American SmallCap Growth Portfolio and Alger American Capital Appreciation Portfolio, respectively, effective May 1, 2008. Effective July 1, 2008, Alger American Growth Portfolio will change its name to Alger American LargeCap Growth Portfolio.

NOTE 2 — Significant Accounting Policies — Investment Valuation

(a) Investment Valuation: Investments of the Portfolios are generally valued on each day the New York Stock Exchange (the “NYSE”) is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Securities for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available or for which the market quotations do not, in the opinion of the investment advisor, reflect the securities true values are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Portfolios invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to closing prices to reflect what the investment advisor, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolios are open. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions.

Securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the fund. Unobservable inputs are inputs that reflect the fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

THE ALGER AMERICAN FUND | NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940 (the “1940 Act”). Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at fair value:

		Fair Value Measurements
Description	9/30/2008	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Alger American LargeCap Growth Portfolio
Trading securities	$357,951,340	$357,951,340	—	—
Total	$357,951,340	$357,951,340	—	—
Alger American SmallCap Growth Portfolio
Trading securities	$411,282,316	$411,282,316	—	—
Total	$411,282,316	$411,282,316	—	—
Alger American Income and Growth Portfolio
Trading securities	$40,436,328	$40,029,372	$406,956	—
Total	$40,436,328	$40,029,372	$406,956	—
Alger American Balanced Portfolio
Trading securities	$159,125,300	$102,194,291	$56,931,009	—
Total	$159,125,300	$102,194,291	$56,931,009	—
Alger American MidCap Growth Portfolio
Trading securities	$200,897,905	$200,224,505	$673,400	—
Total	$200,897,905	$200,224,505	$673,400	—
Alger American Capital Appreciation Portfolio
Trading securities	$239,425,921	$237,188,202	$2,237,719	—
Total	$239,425,921	$237,188,202	$2,237,719	—
Alger American SmallCap and MidCap Growth Portfolio
Trading securities	$1,386,081	$1,386,081	—	—
Total	$1,386,081	$1,386,081	—	—

THE ALGER AMERICAN FUND | NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Alger American Balanced Portfolio	Trading Securities
Opening balance at December 31, 2007	$1,258,376
Net realized and unrealized gain (loss) on investments, foreign currency and options	(816,376)
Purchases, issuances, and settlements	(442,000)
Transfers in and/or out of Level 3	—
Closing balance at September 30, 2008	$0
The amount of net realized and unrealized gain (loss) on investments, foreign currency and options for the period attributable to change in unrealized appreciation (depreciation) relating to investments still held at September 30, 2008	$0

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger American Fund

By /s/ Daniel C. Chung

Daniel C. Chung

President

Date: November 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Daniel C. Chung

Daniel C. Chung

President

Date: November 18, 2008

By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: November 18, 2008